PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2023
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of	As of
	December 31,	June 30,
	2022	2023
	US$	US$

Machinery and equipment	79,941	93,408
Electronics and office equipment	512	528
Motor vehicles	901	876
Leasehold improvements	5,704	5,460
Construction in progress	8,703	1,244

Property and equipment, cost	95,761	101,516
Less: Accumulated depreciation	(34,151)	(38,545)
Less: Provision for impairment	(34,390)	(34,390)

Property and equipment, net	27,220	28,581